Property, Plant and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Land	$ 4,504	$ 4,485
Buildings and leasehold improvements	211,203	188,738
Plant and machinery	42,270	33,557
Electronic equipment, furniture and fixtures	102,115	87,175
Motor vehicles	2,809	2,244
Total cost	362,901	316,199
Less: Accumulated depreciation and amortization	(122,233)	(95,377)
Property, Plant, and Equipment, Fair Value Disclosure, Total	240,668	220,822
Construction in Progress, Gross	27,342	17,130
Total property, plant and equipment, net	$ 268,010	$ 237,952